Other Financial Information - Cash Flow Statement (Table) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Condensed Financial Statements Captions [Line Items]
Net cash (used in)/provided by operating activities	$ 1,739	$ 40,492
Cash flows from investing activities
Acquisition of investments in affiliates	(20,471)	(2,233)
Loan to affiliate company	(3,289)	(2,831)
(Increase)/decrease in long-term receivable from affiliate companies	9,488	(2,263)
Dividends from affiliate companies	7,298	7,298
Deposits for vessel acquisitions	(6,625)	(26,845)
Acquisition of vessels	0	(71,862)
Purchase of property, equipment and other fixed assets	(4,577)	(29,333)
Net cash provided/(used in) in investing activities	(18,176)	(128,069)
Cash flows from financing activities
Net proceeds from issuance of preferred stock	0	47,847
Proceeds from issuance of senior notes, net of debt issuance costs	0	365,732
Repayment of long-term debt and payment of principal	(31,022)	(9,631)
Repayment of senior notes	0	(290,000)
Contribution from noncontrolling shareholders	0	3,484
Dividends paid	(20,644)	(14,351)
(Increase)/decrease in restricted cash	1,622	(469)
Acquisition of noncontrolling interest	0	(10,889)
Net cash (used in)/provided by financing activities	(50,753)	132,181
(Decrease)/ increase in cash and cash equivalents	(67,190)	44,604
Cash and cash equivalents, beginning of period	247,556	187,831	$ 187,831
Cash and cash equivalents, end of period	180,366	232,435	247,556
Navios Maritime Holdings Inc. Issuer
Condensed Financial Statements Captions [Line Items]
Net cash (used in)/provided by operating activities	(20,906)	(12,714)
Cash flows from investing activities
Acquisition of investments in affiliates	(14,668)
Dividends from affiliate companies	7,298	7,298
Purchase of property, equipment and other fixed assets		(15)
Net cash provided/(used in) in investing activities	(7,370)	7,283
Cash flows from financing activities
Transfer (to)/from other group subsidiaries	(17,602)	(15,131)
Issuance of common stock		638
Net proceeds from issuance of preferred stock		47,847
Dividends paid	(20,644)	(14,351)
Net cash (used in)/provided by financing activities	(38,246)	19,003
(Decrease)/ increase in cash and cash equivalents	(66,522)	13,572
Cash and cash equivalents, beginning of period	98,539	33,769	33,769
Cash and cash equivalents, end of period	32,017	47,341	98,539
Guarantor Subsidiaries
Condensed Financial Statements Captions [Line Items]
Net cash (used in)/provided by operating activities	12,887	59,782
Cash flows from investing activities
Acquisition of investments in affiliates	(4,275)
Loan to affiliate company	(3,289)	(2,831)
(Increase)/decrease in long-term receivable from affiliate companies	9,488	(2,263)
Deposits for vessel acquisitions	(2,150)	(17,288)
Acquisition of vessels		(71,862)
Purchase of property, equipment and other fixed assets	(125)	(135)
Net cash provided/(used in) in investing activities	(351)	(94,379)
Cash flows from financing activities
Transfer (to)/from other group subsidiaries	16,074	12,898
Proceeds from long-term loans, net of deferred finance fees		40,385
Repayment of long-term debt and payment of principal	(30,988)	(9,597)
Contribution from noncontrolling shareholders		3,484
(Increase)/decrease in restricted cash	1,622	(469)
Acquisition of noncontrolling interest		(10,889)
Net cash (used in)/provided by financing activities	(13,292)	35,812
(Decrease)/ increase in cash and cash equivalents	(756)	1,215
Cash and cash equivalents, beginning of period	77,085	67,492	67,492
Cash and cash equivalents, end of period	76,329	68,707	77,085
Non Guarantor Subsidiaries
Condensed Financial Statements Captions [Line Items]
Net cash (used in)/provided by operating activities	9,758	(6,576)
Cash flows from investing activities
Acquisition of investments in affiliates	(1,528)	(2,233)
Deposits for vessel acquisitions	(4,475)	(9,557)
Purchase of property, equipment and other fixed assets	(4,452)	(29,183)
Net cash provided/(used in) in investing activities	(10,455)	(40,973)
Cash flows from financing activities
Transfer (to)/from other group subsidiaries	1,528	2,233
Proceeds from issuance of senior notes, net of debt issuance costs		365,732
Repayment of long-term debt and payment of principal	(34)	(34)
Repayment of senior notes		(290,000)
Payments of obligations under capital leases	(709)	(565)
Net cash (used in)/provided by financing activities	785	77,366
(Decrease)/ increase in cash and cash equivalents	88	29,817
Cash and cash equivalents, beginning of period	71,932	86,570	86,570
Cash and cash equivalents, end of period	72,020	116,387	71,932
Total
Condensed Financial Statements Captions [Line Items]
Net cash (used in)/provided by operating activities	1,739	40,492
Cash flows from investing activities
Acquisition of investments in affiliates	(20,471)	(2,233)
Loan to affiliate company	(3,289)	(2,831)
(Increase)/decrease in long-term receivable from affiliate companies	9,488	(2,263)
Dividends from affiliate companies	7,298	7,298
Deposits for vessel acquisitions	(6,625)	(26,845)
Acquisition of vessels		(71,862)
Purchase of property, equipment and other fixed assets	(4,577)	(29,333)
Net cash provided/(used in) in investing activities	(18,176)	(128,069)
Cash flows from financing activities
Transfer (to)/from other group subsidiaries	0	0
Issuance of common stock		638
Net proceeds from issuance of preferred stock		47,847
Proceeds from long-term loans, net of deferred finance fees		40,385
Proceeds from issuance of senior notes, net of debt issuance costs		365,732
Repayment of long-term debt and payment of principal	(31,022)	(9,631)
Repayment of senior notes		(290,000)
Contribution from noncontrolling shareholders		3,484
Dividends paid	(20,644)	(14,351)
(Increase)/decrease in restricted cash	1,622	(469)
Acquisition of noncontrolling interest		(10,889)
Payments of obligations under capital leases	(709)	(565)
Net cash (used in)/provided by financing activities	(50,753)	132,181
(Decrease)/ increase in cash and cash equivalents	(67,190)	44,604
Cash and cash equivalents, beginning of period	247,556	187,831	187,831
Cash and cash equivalents, end of period	$ 180,366	$ 232,435	$ 247,556